Current Liabilites - Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2018
Summary of Current Liabilities - Trade And Other Payables

	Consolidated
	June 30, 2018 A$	June 30, 2017 A$
Trade payables	1,615,381	1,138,753
Other payables and accruals	2,048,468	1,450,028

	3,663,849	2,588,781